SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.SUBSEQUENT EVENTS

On November 19, 2022, the Board of the Directors of the Company passed a resolution, which approved the Company, through Baosheng Network, to make an investment of approximately $2.90 million (RMB 20 million) in Guangzhou Shanxingzhe Technology Investment Partnership Co., Ltd.("Shanxingzhe"). As of the date of this report, the Company has paid consideration of RMB 20 million. Upon the close of the investment, the Company owned equity interest of 28.57% over Shanxingzhe.

On February 27, 2023, the Board of the Directors of the Company passed a resolution, which approved the Company, through Beijing Xunhuo, to make additional investment of approximately $1.45 million (RMB 10 million) in Shanxingzhe. As of the date of this report, the Company has not paid the investment consideration

These consolidated financial statements were approved by management and available for issuance on May 8, 2023, and the Company has evaluated subsequent events through this date.